Consolidated Statements of Stockholders' Equity - USD ($)	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Series 2003 Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Retained Earnings [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2020							$ 459,797,000	$ 681,000	$ 3,041,000	$ 98,384,000	$ (88,319,000)	$ (79,220,000)
Net earnings							126,100,000	0	0	0	0	0	$ 126,100,000
Cash dividends paid on preferred stock							(23,000)	0	0	0	0	0
Equity incentive program							0	0	0	100,000	0	0
Contribution of 401(k) match							0	0	0	0	1,479,000	0
Purchase of treasury stock							0	0	0	0	(4,358,000)	0
Preferred stock conversion							0	(18,000)	0	18,000	0	0
Change in pension and postretirement benefits adjustment (net of tax)							0	0	0	0	0	60,153,000	(60,153,000)
Balance at Mar. 31, 2021							585,874,000	663,000	3,041,000	98,502,000	(91,198,000)	(19,067,000)
Preferred stock, shares outstanding (in shares)	200,000	807,240	33,855	500
Common stock, shares outstanding (in shares)					7,353,545	1,709,638
Net earnings							51,007,000	0	0	0	0	0	51,007,000
Cash dividends paid on preferred stock							(23,000)	0	0	0	0	0
Equity incentive program							0	0	0	120,000	0	0
Contribution of 401(k) match							0	0	0	0	1,107,000	0
Purchase of treasury stock							0	0	0	0	(38,788,000)	0
Preferred stock conversion							0	(19,000)	0	19,000	0	0
Change in pension and postretirement benefits adjustment (net of tax)							0	0	0	0	0	(7,401,000)	7,401,000
Balance at Mar. 31, 2022							636,858,000	644,000	3,041,000	98,641,000	(128,879,000)	(26,468,000)	583,837,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	32,256	500
Common stock, shares outstanding (in shares)					6,627,318	1,705,930
Net earnings							33,138,000	0	0	0	0	0	33,138,000
Cash dividends paid on preferred stock	$ (3,000)						(23,000)	0	0	0	0	0	(23,000)
Equity incentive program							0	0	0	150,000	0	0
Contribution of 401(k) match							0	0	0	0	1,515,000	0
Purchase of treasury stock					$ (41,200,000)		0	0	0	0	(41,209,000)	0
Preferred stock conversion							0	(293,000)	8,000	285,000	0	0
Change in pension and postretirement benefits adjustment (net of tax)							0	0	0	0	0	5,980,000	(5,980,000)
Stock issued for profit sharing plan										76,000
Balance at Mar. 31, 2023							$ 669,973,000	$ 351,000	$ 3,049,000	$ 99,152,000	$ (168,573,000)	$ (20,488,000)	$ 583,464,000
Preferred stock, shares authorized (in shares)	200,000	1,400,000	8,292	0
Preferred stock, shares outstanding (in shares)	200,000			0
Common stock, shares outstanding (in shares)	200,000	807,240	8,292	0	5,928,424	1,707,241
Preferred stock, stock amount	$ 50,000	$ 202,000	$ 99,000	$ 0
Common stock, stock amount					$ 2,554,000	$ 495,000